Fees Summary	Nov. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,940,000
Previously Paid Amount	0.00
Total Fee Amount	297.01
Total Offset Amount	0.00
Net Fee	297.01
Narrative - Max Aggregate Offering Price	$ 1,940,000
Final Prospectus	true